CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	$ 651,946	$ 672,999
Accounts receivable, prepaids and other (Note 5)	28,811	32,112
Deferred consideration receivable (Note 8)	3,850	41,559
Value-added and other tax receivables	18,533	14,393
Inventories (Note 6)	332,031	272,354
Assets classified as held for sale (Note 8)	0	12,700
Current assets	1,035,171	1,046,117
Long-term investments (Note 7)	31,865	32,118
Value-added tax receivables	121,323	63,165
Mining interests - owned by subsidiaries and joint operations	2,274,730	2,231,831
Mining interests - investments in associates	120,049	104,236
Other assets (Note 9)	98,095	82,371
Deferred income taxes (Note 16)	0	1,455
Total assets	3,681,233	3,561,293
Current
Accounts payable and accrued liabilities	114,791	111,716
Current income and other taxes payable	95,623	92,275
Current portion of long-term debt (Note 10)	15,519	25,408
Current portion of mine restoration provisions (Note 11)	5,545	734
Other current liabilities	2,138	1,056
Total current liabilities	233,616	231,189
Long-term debt (Note 10)	41,709	49,726
Mine restoration provisions (Note 11)	95,568	116,547
Deferred income taxes (Note 16)	182,515	187,887
Employee benefits obligation	8,121	7,115
Other long-term liabilities	7,915	7,822
Total liabilities	569,444	600,286
Shareholders’ equity
Share capital (Note 12)	2,487,624	2,422,184
Contributed surplus	78,232	67,028
Accumulated other comprehensive loss	(145,869)	(136,299)
Retained earnings	588,139	507,381
Equity attributable to owners of parent	3,008,126	2,860,294
Non-controlling interests (Note 13)	103,663	100,713
Total equity	3,111,789	2,961,007
Total equity and liabilities	3,681,233	3,561,293
Commitments (Note 21)